UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-4283

                                 SEI INDEX FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: MARCH 31, 2006

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.


SEI INVESTMENTS

[Background Graphic Omitted]



                         Semi-Annual Report as of September 30, 2005 (Unaudited)



                                                                 SEI Index Funds



                                                              S&P 500 Index Fund

                                                                 Bond Index Fund

TABLE OF CONTENTS




Schedule of Investments/Statement of Net Assets            1
-------------------------------------------------------------
Statement of Assets and Liabilities                       15
-------------------------------------------------------------
Statements of Operations                                  16
-------------------------------------------------------------
Statements of Changes in Net Assets                       17
-------------------------------------------------------------
Financial Highlights                                      18
-------------------------------------------------------------
Notes to Financial Statements                             19
-------------------------------------------------------------
Disclosure of Fund Expenses                               24
-------------------------------------------------------------
Board of Trustees Considerations in Approving
the Advisory and Sub-Advisory Agreements                  25
-------------------------------------------------------------








The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-342-5734; and (ii) on the Commission's website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (UNAUDITED)


S&P 500 Index Fund

September 30, 2005
--------------------------------------------------------------
SECTOR WEIGHTINGS++:
[BAR CHART OMITTED]
16.9%   Financials
12.9%   Information Technology
11.2%   Health Care
 9.3%   Industrials
 9.1%   Consumer Discretionary
 8.7%   Energy
 8.2%   Consumer Staples
 7.1%   Corporate Obligations
 3.1%   Utilities
 2.8%   Short-Term Investments
 2.6%   Telecommunication Services
 2.4%   Materials
 2.2%   Asset-Backed Securities
 0.8%   Master Notes
 0.1%   U.S. Treasury Obligation

++Percentages based on total investments.


--------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------
COMMON STOCK  -- 99.4%
CONSUMER DISCRETIONARY -- 10.7%
   Apollo Group, Cl A*                26,557      $    1,763
   Autonation (D)*                    32,720             653
   Autozone (D)*                      10,094             840
   Bed Bath & Beyond*                 53,628           2,155
   Best Buy                           73,740           3,210
   Big Lots (D)*                      20,513             225
   Black & Decker                     14,642           1,202
   Brunswick                          17,515             661
   Carnival (D)                       78,395           3,918
   Centex                             23,244           1,501
   Circuit City Stores                30,254             519
   Clear Channel Communications       98,563           3,242
   Coach*                             68,888           2,160
   Comcast, Cl A (D)*                398,943          11,721
   Cooper Tire & Rubber               11,178             171
   Dana (D)                           27,398             258
   Darden Restaurants                 24,513             744
   Delphi                            102,268             282
   Dillard's, Cl A                    11,805             247
   Dollar General (D)                 58,103           1,066
   Dow Jones                          10,863             415
   DR Horton                          49,455           1,791
   Eastman Kodak (D)                  52,299           1,272
   eBay*                             201,678           8,309
   Family Dollar Stores (D)           29,922             595
   Federated Department Stores (D)    48,078           3,215
   Ford Motor (D)                    336,575           3,319
   Fortune Brands                     26,465           2,152
   Gannett (D)                        44,329           3,051
   Gap                               105,233           1,834
   General Motors (D)                102,569           3,140
   Genuine Parts                      31,721           1,361
   Goodyear Tire & Rubber (D)*        32,193             502
   H&R Block                          59,004           1,415
   Harley-Davidson (D)                49,921           2,418
   Harrah's Entertainment             33,269           2,169


--------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------
   Hasbro (D)                         32,291      $      635
   Hilton Hotels (D)                  59,487           1,328
   Home Depot (D)                    388,839          14,830
   International Game Technology      61,956           1,673
   Interpublic Group (D)*             76,383             889
   J.C. Penney                        45,630           2,164
   Johnson Controls                   34,911           2,166
   Jones Apparel Group                21,490             612
   KB Home                            14,155           1,036
   Knight-Ridder (D)                  12,677             744
   Kohl's*                            62,603           3,141
   Leggett & Platt                    34,254             692
   Limited Brands                     63,827           1,304
   Liz Claiborne                      19,604             771
   Lowe's                            141,638           9,122
   Marriott International, Cl A (D)   31,244           1,968
   Mattel (D)                         73,318           1,223
   Maytag (D)                         14,243             260
   McDonald's                        227,014           7,603
   McGraw-Hill                        67,797           3,257
   Meredith                            7,663             382
   New York Times, Cl A (D)           26,292             782
   Newell Rubbermaid                  49,747           1,127
   News, Cl A*                       449,737           7,011
   Nike, Cl B                         34,692           2,834
   Nordstrom                          40,202           1,380
   Office Depot (D)*                  57,395           1,705
   OfficeMax                          12,693             402
   Omnicom Group (D)                  33,040           2,763
   Pulte Homes (D)                    38,955           1,672
   RadioShack                         24,809             615
   Reebok International                9,567             541
   Sears Holdings (D)*                18,546           2,308
   Sherwin-Williams                   20,816             917
   Snap-On                            10,453             378
   Stanley Works                      13,179             615
   Staples                           133,368           2,843
   Starbucks*                         69,810           3,498
   Starwood Hotels & Resorts
     Worldwide                        39,449           2,255
   Target                            160,712           8,346
   Tiffany                            25,959           1,032
   Time Warner*                      852,779          15,444
   TJX (D)                            84,559           1,732
   Tribune (D)                        48,405           1,640
   Univision Communications,
     Cl A (D)*                        42,167           1,119
   VF                                 16,214             940
   Viacom, Cl B                      287,958           9,506
   Visteon                            23,851             233
   Walt Disney (D)                   365,071           8,809
   Wendy's International (D)          21,008             949
   Whirlpool (D)                      12,094             916
   Yum! Brands                        51,855           2,510
                                                  -----------
                                                     216,118
                                                  -----------




--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2005                      1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2005
--------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------
CONSUMER STAPLES -- 9.6%
   Alberto-Culver                     13,805      $      618
   Albertson's                        67,178           1,723
   Altria Group (D)                  377,045          27,792
   Anheuser-Busch (D)                141,109           6,073
   Archer-Daniels-Midland            118,155           2,914
   Avon Products                      85,411           2,306
   Brown-Forman, Cl B                 15,176             904
   Campbell Soup                      33,575             999
   Clorox (D)                         27,542           1,530
   Coca-Cola                         377,213          16,292
   Coca-Cola Enterprises (D)          54,717           1,067
   Colgate-Palmolive                  94,257           4,976
   ConAgra Foods (D)                  93,958           2,325
   Constellation Brands, Cl A*        35,400             920
   Costco Wholesale (D)               86,865           3,743
   CVS                               147,662           4,284
   General Mills (D)                  66,462           3,203
   Gillette                          165,000           9,603
   Hershey                            33,502           1,886
   HJ Heinz                           61,984           2,265
   Kellogg                            46,522           2,146
   Kimberly-Clark                     86,432           5,145
   Kroger*                           131,846           2,715
   McCormick                          24,375             795
   Molson Coors Brewing, Cl B         10,523             674
   Pepsi Bottling Group               25,536             729
   PepsiCo                           303,365          17,204
   Procter & Gamble (D)              461,570          27,445
   Reynolds American (D)              15,520           1,288
   Safeway (D)                        81,507           2,087
   Sara Lee (D)                      142,385           2,698
   Supervalu                          24,552             764
   Sysco (D)                         114,781           3,601
   Tyson Foods, Cl A                  45,390             819
   UST (D)                            29,889           1,251
   Wal-Mart Stores                   453,742          19,883
   Walgreen                          185,732           8,070
   WM Wrigley Jr.                     32,648           2,347
                                                  -----------
                                                     195,084
                                                  -----------
ENERGY -- 10.2%
   Amerada Hess (D)                   14,506           1,995
   Anadarko Petroleum                 42,859           4,104
   Apache                             59,733           4,493
   Baker Hughes (D)                   61,882           3,693
   BJ Services (D)                    58,479           2,105
   Burlington Resources               69,178           5,626
   Chevron                           409,123          26,483
   ConocoPhillips                    252,884          17,679
   Devon Energy                       82,327           5,651
   El Paso (D)                       119,917           1,667
   EOG Resources (D)                  43,521           3,260


--------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------
   Exxon Mobil                     1,145,488      $   72,784
   Halliburton (D)                    92,339           6,327
   Kerr-McGee (D)                     20,944           2,034
   Kinder Morgan (D)                  17,349           1,668
   Marathon Oil                       66,387           4,576
   Murphy Oil (D)                     29,872           1,490
   Nabors Industries (D)*             28,598           2,054
   National Oilwell Varco*            31,408           2,067
   Noble (D)                          24,916           1,706
   Occidental Petroleum               72,627           6,204
   Rowan (D)*                         19,597             695
   Schlumberger                      106,874           9,018
   Sunoco                             24,797           1,939
   Transocean (D)*                    59,717           3,661
   Valero Energy                      55,513           6,276
   Weatherford International*         25,274           1,735
   Williams (D)                      103,803           2,600
   XTO Energy                         65,506           2,969
                                                  -----------
                                                     206,559
                                                  -----------
FINANCIALS -- 19.9%
   ACE                                52,305           2,462
   Aflac (D)                          90,966           4,121
   Allstate                          119,307           6,597
   AMBAC Financial Group              19,414           1,399
   American Express (D)              225,427          12,949
   American International Group      471,455          29,211
   AmSouth Bancorp (D)                63,565           1,606
   AON                                57,767           1,853
   Apartment Investment &
     Management, Cl A (D)+            17,439             676
   Archstone-Smith Trust+             38,636           1,540
   Bank of America                   729,947          30,731
   Bank of New York                  141,191           4,152
   BB&T (D)                           99,292           3,877
   Bear Stearns                       20,409           2,240
   Capital One Financial (D)          52,440           4,170
   Charles Schwab                    189,417           2,733
   Chubb                              36,025           3,226
   Cincinnati Financial               31,874           1,335
   CIT Group                          36,708           1,658
   Citigroup                         939,269          42,756
   Comerica                           30,359           1,788
   Compass Bancshares                 22,617           1,037
   Countrywide Financial (D)         108,005           3,562
   E*Trade Financial*                 67,429           1,187
   Equity Office Properties Trust+    74,391           2,433
   Equity Residential+                52,106           1,972
   Fannie Mae                        175,833           7,881
   Federated Investors, Cl B (D)      15,545             517
   Fifth Third Bancorp               101,015           3,710
   First Horizon National (D)         22,715             826
   Franklin Resources                 26,961           2,264





--------------------------------------------------------------------------------
2                      SEI Index Funds / Semi-Annual Report / September 30, 2005

--------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------
   Freddie Mac                       125,528      $    7,087
   Golden West Financial (D)          46,565           2,766
   Goldman Sachs Group (D)            84,470          10,270
   Hartford Financial Services
     Group (D)                        54,400           4,198
   Huntington Bancshares              41,975             943
   Janus Capital Group                40,477             585
   Jefferson-Pilot                    24,560           1,257
   JPMorgan Chase                    638,180          21,653
   Keycorp                            74,202           2,393
   Lehman Brothers Holdings (D)       49,441           5,759
   Lincoln National                   31,302           1,628
   Loews                              24,724           2,285
   M&T Bank                           14,761           1,560
   Marsh & McLennan (D)               97,052           2,949
   Marshall & Ilsley (D)              37,670           1,639
   MBIA (D)                           24,327           1,475
   MBNA                              228,288           5,625
   Mellon Financial                   75,927           2,427
   Merrill Lynch                     168,361          10,329
   Metlife                           137,420           6,848
   MGIC Investment                    16,895           1,085
   Moody's (D)                        45,906           2,345
   Morgan Stanley                    197,180          10,636
   National City (D)                 103,565           3,463
   North Fork Bancorporation          86,762           2,212
   Northern Trust                     33,705           1,704
   Plum Creek Timber (D)+             33,235           1,260
   PNC Financial Services Group       52,811           3,064
   Principal Financial Group (D)      50,965           2,414
   Progressive (D)                    35,810           3,752
   Prologis (D)+                      45,042           1,996
   Providian Financial (D)*           53,170             940
   Prudential Financial               93,217           6,298
   Public Storage+                    15,028           1,007
   Regions Financial (D)              83,576           2,601
   Safeco (D)                         22,738           1,214
   Simon Property Group (D)+          33,251           2,465
   SLM (D)                            75,742           4,063
   Sovereign Bancorp (D)              65,666           1,447
   St. Paul Travelers (D)            122,701           5,506
   State Street                       60,040           2,937
   SunTrust Banks (D)                 65,852           4,573
   Synovus Financial (D)              56,575           1,568
   T Rowe Price Group                 23,677           1,546
   Torchmark (D)                      18,805             994
   UnumProvident (D)                  53,852           1,104
   US Bancorp                        332,025           9,323
   Vornado Realty Trust (D)+          21,525           1,865
   Wachovia                          286,559          13,637
   Washington Mutual (D)             159,903           6,271
   Wells Fargo                       306,663          17,961
   XL Capital, Cl A                   25,464           1,732
   Zions Bancorporation (D)           16,407           1,168
                                                  -----------
                                                     404,296
                                                  -----------

--------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------
HEALTH CARE -- 13.2%
   Abbott Laboratories               282,391      $   11,973
   Aetna                              52,606           4,531
   Allergan (D)                       23,713           2,173
   AmerisourceBergen (D)              18,848           1,457
   Amgen*                            224,151          17,858
   Applera--Applied Biosystems Group  35,610             828
   Bausch & Lomb (D)                   9,674             780
   Baxter International              113,079           4,508
   Becton Dickinson                   45,357           2,378
   Biogen Idec (D)*                   61,460           2,426
   Biomet (D)                         45,336           1,574
   Boston Scientific*                107,252           2,506
   Bristol-Myers Squibb (D)          355,312           8,549
   C.R. Bard                          19,164           1,265
   Cardinal Health                    77,454           4,914
   Caremark Rx*                       81,696           4,079
   Chiron (D)*                        19,997             872
   Cigna                              23,354           2,753
   Coventry Health Care (D)*          19,554           1,682
   Eli Lilly                         205,979          11,024
   Express Scripts*                   26,945           1,676
   Fisher Scientific International*   22,172           1,376
   Forest Laboratories (D)*           61,628           2,402
   Genzyme (D)*                       46,621           3,340
   Gilead Sciences*                   82,815           4,038
   Guidant                            59,950           4,130
   HCA                                82,095           3,934
   Health Management Associates,
     Cl A                             44,537           1,045
   Hospira*                           29,065           1,191
   Humana*                            29,575           1,416
   IMS Health                         40,895           1,029
   Johnson & Johnson                 540,422          34,198
   King Pharmaceuticals*              44,172             679
   Laboratory of America
     Holdings (D)*                    24,585           1,198
   Manor Care (D)                     14,314             550
   McKesson                           56,004           2,657
   Medco Health Solutions*            55,285           3,031
   Medimmune (D)*                     44,816           1,508
   Medtronic                         220,015          11,797
   Merck                             398,869          10,853
   Millipore*                          9,293             584
   Mylan Laboratories                 39,811             767
   PerkinElmer                        23,640             482
   Pfizer                          1,339,022          33,435
   Quest Diagnostics                  30,224           1,528
   Schering-Plough (D)               268,194           5,645
   St. Jude Medical*                  66,065           3,092
   Stryker (D)                        52,764           2,608
   Tenet Healthcare (D)*              85,176             957
   Thermo Electron*                   29,115             900
   UnitedHealth Group (D)            229,476          12,897
   Waters*                            20,897             869



--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2005                      3

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2005
--------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------
   Watson Pharmaceuticals*            18,871      $      691
   WellPoint*                        111,473           8,452
   Wyeth                             243,650          11,274
   Zimmer Holdings*                   44,839           3,089
                                                  -----------
                                                     267,448
                                                  -----------
INDUSTRIALS -- 11.0%
   3M                                138,989          10,196
   Allied Waste Industries (D)*       39,542             334
   American Power Conversion (D)      31,246             809
   American Standard                  33,352           1,552
   Avery Dennison (D)                 20,125           1,054
   Boeing                            149,077          10,130
   Burlington Northern Santa Fe       67,791           4,054
   Caterpillar                       122,855           7,218
   Cendant                           189,864           3,919
   Cintas (D)                         25,207           1,035
   Cooper Industries, Cl A            16,793           1,161
   CSX (D)                            39,372           1,830
   Cummins (D)                         8,385             738
   Danaher                            43,334           2,333
   Deere                              43,835           2,683
   Dover                              36,737           1,498
   Eaton                              26,769           1,701
   Emerson Electric                   74,990           5,384
   Equifax                            23,425             818
   FedEx                              54,918           4,785
   Fluor                              15,622           1,006
   General Dynamics                   36,456           4,358
   General Electric                1,925,905          64,845
   Goodrich                           22,147             982
   Honeywell International           155,345           5,825
   Illinois Tool Works                37,918           3,122
   Ingersoll-Rand, Cl A               61,170           2,338
   ITT Industries                     16,795           1,908
   L-3 Communications Holdings (D)    21,570           1,706
   Lockheed Martin                    66,255           4,044
   Masco (D)                          78,103           2,396
   Monster Worldwide (D)*             22,034             677
   Navistar International*            11,232             364
   Norfolk Southern                   73,329           2,974
   Northrop Grumman                   64,780           3,521
   Paccar                             31,135           2,114
   Pall                               22,763             626
   Parker Hannifin                    21,848           1,405
   Pitney Bowes                       41,517           1,733
   Raytheon                           81,903           3,114
   Robert Half International          30,844           1,098
   Rockwell Automation                33,151           1,754
   Rockwell Collins                   32,078           1,550
   RR Donnelley & Sons                39,081           1,449
   Ryder System                       11,654             399
   Southwest Airlines (D)            126,464           1,878


--------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------
   Textron                            24,289      $    1,742
   Tyco International                367,673          10,240
   Union Pacific                      47,841           3,430
   United Parcel Service, Cl B       201,159          13,906
   United Technologies               186,165           9,651
   Waste Management                  102,050           2,920
   WW Grainger                        13,865             872
                                                  -----------
                                                     223,179
                                                  -----------
INFORMATION TECHNOLOGY -- 15.2%
   ADC Telecommunications (D)*        21,167             484
   Adobe Systems (D)                  89,111           2,660
   Advanced Micro Devices (D)*        72,562           1,829
   Affiliated Computer Services,
     Cl A (D)*                        22,858           1,248
   Agilent Technologies*              89,756           2,940
   Altera (D)*                        67,551           1,291
   Analog Devices (D)                 67,486           2,506
   Andrew (D)*                        28,985             323
   Apple Computer (D)*               150,749           8,082
   Applied Materials (D)             294,586           4,996
   Applied Micro Circuits*            57,233             172
   Autodesk                           41,521           1,928
   Automatic Data Processing         105,260           4,530
   Avaya*                             77,668             800
   BMC Software*                      40,011             844
   Broadcom, Cl A (D)*                51,443           2,413
   Ciena*                            103,100             272
   Cisco Systems*                  1,160,996          20,817
   Citrix Systems*                    30,942             778
   Computer Associates International  84,489           2,350
   Computer Sciences (D)*             33,433           1,582
   Compuware*                         70,754             672
   Comverse Technology (D)*           36,271             953
   Convergys (D)*                     25,676             369
   Corning*                          267,404           5,169
   Dell*                             435,549          14,896
   Electronic Arts (D)*               55,104           3,135
   Electronic Data Systems (D)        94,121           2,112
   EMC*                              437,907           5,667
   First Data                        140,047           5,602
   Fiserv*                            34,180           1,568
   Freescale Semiconductor, Cl B*     73,831           1,741
   Gateway (D)*                       48,887             132
   Hewlett-Packard                   520,491          15,198
   Intel                           1,106,960          27,287
   International Business Machines   289,918          23,257
   Intuit*                            32,943           1,476
   Jabil Circuit*                     31,379             970
   JDS Uniphase (D)*                 298,655             663
   Kla-Tencor (D)                     36,026           1,757
   Lexmark International, Cl A*       21,611           1,319
   Linear Technology                  55,601           2,090


--------------------------------------------------------------------------------
4                      SEI Index Funds / Semi-Annual Report / September 30, 2005

--------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------
   LSI Logic (D)*                     70,946      $      699
   Lucent Technologies (D)*          806,092           2,620
   Maxim Integrated Products          59,458           2,536
   Mercury Interactive (D)*           15,836             627
   Micron Technology (D)*            112,232           1,493
   Microsoft                       1,673,751          43,066
   Molex                              26,660             711
   Motorola                          448,547           9,908
   National Semiconductor (D)         62,337           1,639
   NCR*                               33,768           1,078
   Network Appliance (D)*             67,012           1,591
   Novell*                            68,789             512
   Novellus Systems (D)*              25,227             633
   Nvidia (D)*                        30,667           1,051
   Oracle*                           685,097           8,488
   Parametric Technology*             49,330             344
   Paychex                            60,484           2,243
   PMC - Sierra*                      32,846             289
   QLogic (D)*                        16,580             567
   Qualcomm                          296,200          13,255
   Sabre Holdings, Cl A               24,002             487
   Sanmina-SCI*                       95,773             411
   Scientific-Atlanta                 27,869           1,045
   Siebel Systems                     94,917             980
   Solectron*                        177,543             694
   Sun Microsystems*                 618,558           2,425
   Symantec*                         217,586           4,930
   Symbol Technologies                44,440             430
   Tektronix                          15,359             387
   Tellabs (D)*                       82,057             863
   Teradyne*                          35,507             586
   Texas Instruments (D)             295,011          10,001
   Unisys*                            60,995             405
   Xerox (D)*                        173,984           2,375
   Xilinx (D)                         63,757           1,776
   Yahoo!*                           228,084           7,718
                                                  -----------
                                                     307,741
                                                  -----------
MATERIALS -- 2.9%
   Air Products & Chemicals           40,345           2,225
   Alcoa                             158,465           3,870
   Allegheny Technologies             15,359             476
   Ashland                            13,493             745
   Ball                               19,891             731
   Bemis                              19,522             482
   Dow Chemical                      175,228           7,302
   E.I. Du Pont de Nemours (D)       180,710           7,078
   Eastman Chemical (D)               14,708             691
   Ecolab                             33,430           1,067
   Engelhard                          22,073             616
   Freeport-McMoRan Copper &
     Gold, Cl B (D)                   32,192           1,564


--------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------
   Georgia-Pacific                    47,278      $    1,610
   Hercules*                          20,507             251
   International Flavors
     & Fragrances                     14,894             531
   International Paper                88,945           2,651
   Louisiana-Pacific                  20,094             556
   MeadWestvaco                       33,677             930
   Monsanto (D)                       48,724           3,057
   Newmont Mining (D)                 80,931           3,818
   Nucor                              28,391           1,675
   Pactiv*                            27,287             478
   Phelps Dodge (D)                   17,618           2,289
   PPG Industries (D)                 30,822           1,824
   Praxair                            58,643           2,811
   Rohm & Haas                        26,622           1,095
   Sealed Air (D)*                    15,114             717
   Sigma-Aldrich (D)                  12,218             783
   Temple-Inland                      20,577             841
   United States Steel (D)            20,626             873
   Vulcan Materials (D)               18,618           1,382
   Weyerhaeuser (D)                   44,410           3,053
                                                  -----------
                                                      58,072
                                                  -----------
TELECOMMUNICATION SERVICES -- 3.1%
   Alltel                             69,352           4,516
   AT&T                              145,377           2,878
   BellSouth                         332,873           8,755
   CenturyTel (D)                     23,668             828
   Citizens Communications (D)        61,731             836
   Qwest Communications
     International*                  278,726           1,143
   SBC Communications (D)            600,231          14,388
   Sprint Nextel                     532,847          12,671
   Verizon Communications            502,363          16,422
                                                  -----------
                                                      62,437
                                                  -----------
UTILITIES -- 3.6%
   AES*                              118,683           1,950
   Allegheny Energy (D)*              29,368             902
   Ameren (D)                         36,951           1,977
   American Electric Power (D)        71,412           2,835
   Calpine (D)*                       99,787             258
   Centerpoint Energy (D)             55,968             832
   Cinergy (D)                        36,039           1,601
   CMS Energy (D)*                    40,033             659
   Consolidated Edison (D)            44,276           2,150
   Constellation Energy Group         32,277           1,988
   Dominion Resources                 61,907           5,333
   DTE Energy (D)                     32,354           1,484
   Duke Energy (D)                   168,056           4,902
   Dynegy, Cl A (D)*                  52,789             249
   Edison International               59,100           2,794
   Entergy                            37,721           2,803
   Exelon (D)                        121,813           6,510



--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2005                      5

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2005
--------------------------------------------------------------
                                 Face Amount    Market Value
Description             ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------
   FirstEnergy                        59,832      $    3,118
   FPL Group (D)                      71,410           3,399
   KeySpan                            31,686           1,165
   Nicor                               8,025             337
   NiSource (D)                       49,627           1,204
   Peoples Energy                      6,905             272
   PG&E                               67,614           2,654
   Pinnacle West Capital              17,749             782
   PPL (D)                            68,846           2,226
   Progress Energy (D)                45,537           2,038
   Public Service Enterprise
     Group (D)                        43,346           2,790
   Sempra Energy                      46,519           2,189
   Southern (D)                      135,660           4,851
   TECO Energy (D)                    37,812             681
   TXU                                43,580           4,919
   Xcel Energy                        73,409           1,440
                                                  -----------
                                                      73,292
                                                  -----------
Total Common Stock
   (Cost $1,330,432) ($ Thousands)                 2,014,226
                                                  -----------

CORPORATE OBLIGATIONS (E) -- 8.4%
FINANCIALS -- 8.4%
   Allstate Life Global Funding
   II MTN (F)
        3.788%, 10/16/06             $ 2,365           2,365
   American General Finance (F)
        3.768%, 10/16/06              16,605          16,604
   American General Finance MTN,
     Ser F (G)
        5.875%, 07/14/06                 514             524
   CCN Bluegrass (F)
        3.859%, 08/18/06               3,342           3,342
   CIT Group MTN (F)
        3.790%, 05/12/06              12,852          12,852
        3.714%, 04/19/06               1,285           1,286
   Caterpillar Financial Services
   MTN, Ser F (F)
        3.670%, 07/10/06               2,570           2,570
   Countrywide Home Loans MTN,
     Ser A (F)
        3.920%, 07/31/06               9,510           9,510
        3.760%, 09/13/06               2,570           2,570
   Countrywide Home Loans MTN,
     Ser M (F)
        3.851%, 11/30/05               3,290           3,290
        3.760%, 01/31/06               1,131           1,131
   Dekabank (F)
        3.614%, 08/19/06               9,511           9,509
   Irish Life & Permanent MTN,
     Ser X (F)
        3.812%, 09/21/06               6,837           6,836


--------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------
   Islandsbanki (F) (G)
        3.869%, 09/22/06             $ 4,370      $    4,370
   Jackson National Life
   Funding (F) (G)
        3.693%, 10/02/06              11,310          11,310
   K2 LLC MTN (F)
        3.809%, 12/12/05                 308             308
   Liberty Lighthouse US Capital
     MTN (F)
        3.688%, 05/10/06               5,141           5,137
   Morgan Stanley EXL (F)
        3.710%, 10/04/06               1,799           1,799
   Morgan Stanley EXL, Ser S (F)
        3.670%, 10/03/06               2,570           2,570
   Natexis Banques (F)
        3.810%, 10/16/06               5,012           5,011
   Nationwide Building Society
     (F) (G)
        4.030%, 07/28/06               2,570           2,571
        3.689%, 01/06/06               5,141           5,141
   Nordbank (F) (G)
        3.830%, 09/25/06               8,739           8,738
   Northern Rock (F) (G)
        3.690%, 10/03/06               5,295           5,295
   Pacific Life Global Funding
     (F) (G)
        3.760%, 10/13/06               3,856           3,856
   Premium Asset Trust,
     Ser 2004-01 (F) (G)
        3.800%, 02/06/06               5,346           5,351
   Premium Asset Trust,
     Ser 2004-06 (F) (G)
        3.941%, 06/30/06               4,884           4,887
   Premium Asset Trust,
     Ser 2004-10 (F) (G)
        3.778%, 10/16/06               7,197           7,197
   SLM EXL, Ser S (F)
        3.768%, 10/16/06               5,655           5,655
   SLM MTN, Ser X (F)
        3.796%, 10/20/06              10,282          10,282
   Skandinav Enskilda Bank (F)
        3.779%, 10/17/06               5,655           5,654
   White Pine Finance MTN,
     Ser 1 (F)
        3.663%, 11/01/05               2,262           2,261
                                                  -----------
Total Corporate Obligations
   (Cost $169,782) ($ Thousands)                     169,782
                                                  -----------

ASSET-BACKED SECURITIES (E) -- 2.6%
AUTOMOTIVE -- 0.3%
   Capital Auto Receivables Asset
     Trust, Ser 2005-SN1A, Cl A1
        3.327%, 05/15/06               5,218           5,218
   Drivetime Auto Owner Trust,
     Ser 2005-B, Cl A1 (F)
        3.788%, 01/15/06                 678             678
                                                  -----------
                                                       5,896
                                                  -----------


--------------------------------------------------------------------------------
6                      SEI Index Funds / Semi-Annual Report / September 30, 2005

--------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------
MORTGAGE RELATED SECURITIES -- 2.3%
   Blue Heron Funding, Ser 9A,
     Cl A1 (F)
        3.860%, 02/22/06             $ 5,141      $    5,141
   CCN Independence IV (F)
        3.842%, 10/17/05               2,827           2,827
        3.838%, 07/17/06               1,799           1,799
   Cheyne High Grade, Ser 2004-1A,
     Cl A1 (F)
        3.780%, 11/10/05               2,956           2,956
   Commodore, Ser 2003-2A,
     Cl A1MM (F)
        3.914%, 12/12/38               2,365           2,365
   Duke Funding, Ser 2004-6B,
     Cl A1S1 (F)
        3.630%, 10/10/06               3,856           3,856
   Harwood Street Funding II,
     Ser 2005-1A, Cl NOTE (F)
        3.880%, 06/25/06               5,141           5,141
   Orchid Structured Finance,
     Ser 2003-1A, Cl A1MM (F)
        3.902%, 11/18/05               4,524           4,524
   Park Place Securities NIM Trust,
     Ser 2004-MM1, Cl AMM2 (F)
        3.880%, 11/25/05               6,084           6,084
   RMAC, Ser 2004-NS3A, Cl A1 (F)
        3.728%, 09/12/06               1,682           1,682
   Saturn Ventures II (F)
        3.749%, 02/07/06               5,141           5,141
   TIAA Real Estate, Ser 2003 1A,
     Cl A1 (F)
        3.868%, 09/28/06               3,319           3,319
   Whitehawk CDO Funding,
     Ser 2004-1A, (F)
        3.890%, 09/15/06                 771             771
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMMD (F)
        3.890%, 06/15/06               1,285           1,285
                                                  -----------
                                                      46,891
                                                  -----------
Total Asset-Backed Securities
   (Cost $52,787) ($ Thousands)                       52,787
                                                  -----------

COMMERCIAL PAPER (A) (E) -- 3.1%
FINANCIALS -- 3.1%
   Altius I Funding
        3.864%, 10/27/05               7,711           7,683
   Arlington Funding
        3.857%, 10/14/05               5,630           5,620
   Brahms Funding
        3.861%, 10/26/05               2,056           2,050
   Buckingham
        3.940%, 11/14/05                 937             932
   Cre-8 Funding
        3.908%, 11/01/05               2,570           2,559
        3.902%, 10/28/05               5,141           5,125
        3.862%, 10/19/05               2,570           2,563
        3.762%, 10/07/05               1,542           1,537


--------------------------------------------------------------
                                 Face Amount    Market Value
Description             ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------
   Davis Square V Funding
        3.934%, 11/02/05             $10,282      $   10,245
        3.932%, 10/28/05                 514             513
   Main Street Warehouse Funding
        3.881%, 10/24/05               5,141           5,127
   Rams Funding
        3.879%, 10/18/05               5,570           5,557
        3.863%, 10/27/05               5,462           5,444
        3.861%, 10/19/05               2,507           2,500
        3.861%, 10/20/05               1,758           1,753
   Rhineland Funding
        4.027%, 11/28/05               1,162           1,154
        3.871%, 10/24/05               1,959           1,953
                                                  -----------
Total Commercial Paper
   (Cost $62,315) ($ Thousands)                       62,315
                                                  -----------

U.S. TREASURY OBLIGATION  -- 0.1%
   U.S. Treasury Bills (B)
        3.398%, 12/22/05               1,600           1,588
                                                  -----------
Total U.S. Treasury Obligation
   (Cost $1,587) ($ Thousands)                         1,588
                                                  -----------

CASH EQUIVALENT  -- 0.1%
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A (C)     1,942,602           1,943
                                                  -----------
Total Cash Equivalent
   (Cost $1,943) ($ Thousands)                         1,943
                                                  -----------

MASTER NOTES (E) -- 0.9%
   Bank of America
        4.018%, 10/01/05              12,852          12,852
   Bear Stearns
        4.113%, 10/01/05               6,169           6,169
                                                  -----------
Total Master Notes
   (Cost $19,021) ($ Thousands)                       19,021
                                                  -----------

REPURCHASE AGREEMENTS (E) (H) -- 3.1%
   Barclays
     3.840%, dated 09/30/05,
     to be repurchased on 10/03/05,
     repurchase price $32,233,291
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $5,350,610-
     $21,410,872, 1.875%-7.250%,
     06/15/06-01/15/10; total market
     value $32,889,372)               32,223          32,223



--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2005                      7

SCHEDULE OF INVESTMENTS (Unaudited)



S&P 500 Index Fund (Concluded)

September 30, 2005
--------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------
   Deutsche Bank
     3.750%, dated 09/30/05,
     to be repurchased on 10/03/05,
     repurchase price $25,200,584
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $56,741-
     $6,785,874, 0.000%-5.875%,
     10/07/05-09/29/25; total market
     value $25,696,602)              $25,193      $   25,193
   Lehman Brothers
     3.820%, dated 09/30/05,
     to be repurchased on 10/03/05,
     repurchase price $6,942,308
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $466,015-
     $5,386,802, 0.000%-3.500%,
     08/15/06-04/15/30; total market
     value $7,079,144)                 6,940           6,940
                                                  -----------
Total Repurchase Agreements
   (Cost $64,356) ($ Thousands)                       64,356
                                                  -----------
Total Investments -- 117.7%
   (Cost $1,702,223) ($ Thousands)                $2,386,018
                                                  ===========


A summary of the open futures contracts held by the S&P 500 Index Fund at September 30, 2005, is as follows: (see note 2 in Notes to Financial Statements)
--------------------------------------------------------------
                                                 UNREALIZED
    TYPE OF         NUMBER OF     EXPIRATION   (DEPRECIATION)
   CONTRACT        CONTRACTS         DATE       ($ THOUSANDS)
--------------------------------------------------------------
S&P 500 E-MINI Index   319         12/17/05         $(37)
                                                    -----

Percentages are based on Net Assets of $2,027,241,677.
* Non-income producing security.
+ Real Estate Investment Trust
(A) The rate reported is the effective yield at time of purchase.
(B) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(C) Investment in Affiliated Registered Investment Company (see Note 3).
(D) This security or a partial position of this security is on loan at September 30, 2005 (see note 8). The total value of securities on loan at September 30, 2005 was $359,155 ($ Thousands).
(E) This security was purchased with cash collateral held from securities lending (see Note 8). The total value of such securities as of September 30, 2005 was $368,261 ($ Thousands).
(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2005.
(G) Security sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
(H) Tri-Party Repurchase Agreements
CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
Ser -- Series


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
8                      SEI Index Funds / Semi-Annual Report / September 30, 2005

STATEMENT OF NET ASSETS (Unaudited)


Bond Index Fund

September 30, 2005
--------------------------------------------------------------
SECTOR WEIGHTINGS++:
[BAR CHART OMITTED]
34.3%  U.S. Government Mortgage-Backed Obligations
23.9%  U.S. Treasury Obligations
10.5%  U.S. Government Agency Obligations
10.5%  Financials
 4.9%  Asset-Backed Securities
 2.8%  Yankee Bonds
 2.0%  Telecommunication Services
 1.9%  Energy
 1.8%  Industrials
 1.5%  Short-Term Investments
 1.4%  Consumer Discretionary
 1.4%  Consumer Staples
 1.1%  Utilities
 0.8%  Materials
 0.7%  Health Care
 0.3%  Information Technology
 0.2%  Municipal Bonds
++Percentages based on total investments.

--------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 34.2%
   FHLMC
       10.500%, 12/01/17 to 06/01/19   $   2         $     3
        9.500%, 08/01/17 to 02/01/21       9              10
        9.000%, 07/01/09                   1               1
        8.500%, 01/01/10                   8               9
        8.000%, 01/01/11 to 08/01/30      17              17
        7.500%, 11/01/09 to 02/01/31      70              73
        7.000%, 11/01/07 to 04/01/32     166             173
        6.500%, 07/01/08 to 08/01/32     440             453
        6.000%, 11/01/13 to 04/01/33     661             672
        5.500%, 03/01/17 to 05/01/35   1,827           1,835
        5.000%, 11/01/17 to 02/01/35   1,769           1,747
        4.500%, 04/01/18 to 10/01/33   1,042           1,018
        4.000%, 08/01/18 to 09/01/18     359             345
   FHLMC TBA
        5.000%, 09/01/35                 200             196
   FNMA
        9.500%, 02/01/21                   1               1
        8.500%, 05/01/07 to 04/01/30      25              27
        8.000%, 08/01/07 to 02/01/30      35              37
        7.500%, 06/01/07 to 07/01/33      71              75
        7.000%, 02/01/08 to 05/01/32     235             246
        6.500%, 04/01/11 to 01/01/33     532             549
        6.000%, 12/01/08 to 09/01/34   1,078           1,100
        5.500%, 12/01/13 to 06/01/35   2,758           2,762
        5.000%, 11/01/17 to 04/01/35   2,445           2,413
        4.500%, 04/01/18 to 07/01/35   1,020             993
        4.000%, 09/01/18 to 10/01/18     225             217
   GNMA
       11.500%, 04/15/15                  15              16
       10.000%, 09/15/18 to 02/20/21       2               3
        9.500%, 09/15/09 to 07/15/17       6               6
        9.000%, 09/15/25                  32              35
        8.500%, 05/15/17 to 11/15/22      31              34
        8.000%, 10/15/07 to 03/15/30      33              37


--------------------------------------------------------------
                                  Face Amount   Market Value
Description                     ($ Thousands)  ($ Thousands)
--------------------------------------------------------------
        7.500%, 01/15/23 to 06/15/32   $  70         $    74
        7.000%, 12/15/27 to 04/15/31      97             104
        6.500%, 03/15/11 to 11/15/31     209             219
        6.000%, 04/15/17 to 11/15/33     384             392
        5.500%, 02/15/33 to 04/15/34     584             588
        5.000%, 05/15/18 to 10/15/33     345             342
        4.500%, 08/15/33                  23              22
                                                     --------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $16,873) ($ Thousands)                       16,844
                                                     --------

U.S. TREASURY OBLIGATIONS -- 23.8%
   U.S. Treasury Bonds
       12.000%, 08/15/13                 140             169
       11.250%, 02/15/15                  55              84
        9.125%, 05/15/18                 130             187
        8.875%, 02/15/19                 100             143
        8.750%, 05/15/17 to 08/15/20     235             336
        8.500%, 02/15/20                 200             282
        8.125%, 08/15/19 to 05/15/21     165             227
        8.000%, 11/15/21                 155             215
        7.625%, 11/15/22 to 02/15/25     130             178
        7.500%, 11/15/16 to 11/15/24     170             224
        7.250%, 05/15/16                 100             124
        7.125%, 02/15/23                 125             162
        6.625%, 02/15/27                 100             127
        6.500%, 11/15/26                  40              50
        6.375%, 08/15/27                  45              56
        6.250%, 08/15/23 to 05/15/30     220             266
        6.125%, 11/15/27 to 08/15/29     155             188
        6.000%, 02/15/26                 100             118
        5.500%, 08/15/28                  80              90
        5.375%, 02/15/31                  30              34
        5.250%, 11/15/28 to 02/15/29     210             229
   U.S. Treasury Notes
        6.500%, 02/15/10                 155             169
        6.000%, 08/15/09                 150             160
        5.750%, 08/15/10                 180             192
        5.625%, 05/15/08                 610             631
        5.500%, 05/15/09                 100             104
        5.000%, 02/15/11 to 08/15/11     275             286
        4.875%, 02/15/12                 100             103
        4.750%, 11/15/08 to 05/15/14     350             358
        4.375%, 05/15/07 to 08/15/12     280             281
        4.250%, 08/15/13 to 08/15/15     840             835
        4.125%, 05/15/15                  95              93
        4.000%, 08/31/07 to 02/15/15   1,125           1,112
        3.875%, 05/15/09 to 05/15/10     295             291
        3.750%, 03/31/07                 385             383
        3.625%, 04/30/07 to 05/15/13     650             637
        3.500%, 08/15/09 to 11/15/09     315             307
        3.375%, 02/28/07 to 09/15/09     510             503



--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2005                      9

STATEMENT OF NET ASSETS (Unaudited)

September 30, 2005
--------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------
        3.250%, 08/15/08 to 01/15/09  $  385         $   375
        3.125%, 01/31/07 to 05/15/07     670             659
        3.000%, 11/15/07 to 02/15/09     630             612
        2.625%, 05/15/08                 180             173
                                                     --------
Total U.S. Treasury Obligations
   (Cost $11,654) ($ Thousands)                       11,753
                                                     --------

CORPORATE OBLIGATION -- 21.8%
CONSUMER DISCRETIONARY -- 1.4%
   Comcast Cable Communications
        6.750%, 01/30/11                  50              54
   DaimlerChrysler
        7.450%, 03/01/27                  60              65
   Gannett
        6.375%, 04/01/12                  80              87
   Hertz
        7.000%, 01/15/28                  50              45
   May Department Stores
        3.950%, 07/15/07                 235             232
   News America Holdings
        7.700%, 10/30/25                  75              88
   Target
        7.000%, 07/15/31                  25              30
   Time Warner
        6.950%, 01/15/28                  65              70
                                                     --------
                                                         671
                                                     --------
CONSUMER STAPLES -- 1.4%
   Coca Cola Enterprises
        8.500%, 02/01/22                  75              99
   HJ Heinz Finance
        6.625%, 07/15/11                  65              70
   Kellogg, Ser B
        7.450%, 04/01/31                  40              50
   Kraft Foods
        5.625%, 11/01/11                  80              83
   Kroger
        8.050%, 02/01/10                  50              55
   Procter & Gamble
        6.450%, 01/15/26                  40              45
   Safeway
        6.500%, 11/15/08                 135             141
   Unilever Capital
        7.125%, 11/01/10                  50              55
   Wal-Mart Stores
        5.250%, 09/01/35                  35              34
        4.550%, 05/01/13                  75              74
                                                     --------
                                                         706
                                                     --------

--------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------
ENERGY -- 1.9%
   Burlington Resources Finance
        5.600%, 12/01/06              $  250         $   253
   Canadian Natural Resources
        6.450%, 06/30/33                  35              37
   ConocoPhilips
        6.650%, 07/15/18                 105             120
   Devon Financing
        7.875%, 09/30/31                  25              32
   KeySpan
        7.625%, 11/15/10                  50              56
   Kinder Morgan Energy Partners LP
        7.400%, 03/15/31                  60              70
   Marathon Oil
        5.375%, 06/01/07                 100             101
   Occidental Petroleum
        7.375%, 11/15/08                 200             216
   PC Financial Partnership
        5.000%, 11/15/14                  70              69
                                                     --------
                                                         954
                                                     --------
FINANCIALS -- 10.5%
   Abbey National PLC
        7.950%, 10/26/29                  35              45
   Allstate
        7.200%, 12/01/09                  90              98
        5.000%, 08/15/14                  40              40
   Allstate Life Global Funding
     Trusts MTN
        4.250%, 02/26/10                 115             112
   Bank of America
        7.800%, 09/15/16                  70              85
   Bear Stearns
        7.625%, 12/07/09                 140             155
   Boeing Capital
        6.500%, 02/15/12                 100             109
   CIT Group
        5.500%, 11/30/07                 140             142
   Citigroup
        6.625%, 06/15/32                  20              23
        4.250%, 07/29/09                 100              99
   Countrywide Home Loans MTN
        3.250%, 05/21/08                 135             130
   Credit Suisse First Boston
        7.125%, 07/15/32                  60              73
   ERP Operating LP
        6.950%, 03/02/11                 120             130
   European Investment Bank
        4.625%, 03/01/07                 150             151
   Ford Motor Credit
        7.375%, 10/28/09                 145             140
   General Electric Capital MTN, Ser A
        6.750%, 03/15/32                  85             100
        5.450%, 01/15/13                  65              67


--------------------------------------------------------------------------------
10                     SEI Index Funds / Semi-Annual Report / September 30, 2005

--------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------
   General Electric Capital Services
        7.500%, 08/21/35               $  25         $    32
   Goldman Sachs Group
        5.150%, 01/15/14                 155             155
   HSBC Finance
        6.400%, 06/17/08                 165             172
   HSBC Holdings PLC
        7.625%, 05/17/32                  60              75
   International Bank for
     Reconstruction & Development
        7.625%, 01/19/23                  55              73
   JPMorgan Chase
        5.250%, 05/30/07                 125             126
        5.250%, 05/01/15                  75              75
   KFW International Finance
        4.750%, 01/24/07                 150             151
   Korea Development Bank
        5.250%, 11/16/06                 200             201
   Kreditanstalt fuer Wiederaufbau
        4.250%, 06/15/10                  40              40
   Lehman Brothers
        7.875%, 08/15/10                 110             125
   MBNA America Bank
        6.625%, 06/15/12                 100             109
   Marsh & McLennan
        5.375%, 07/15/14                  50              48
   Merrill Lynch
        6.875%, 11/15/18                  50              58
   Metlife
        6.125%, 12/01/11                 180             191
   Morgan Stanley
        7.250%, 04/01/32                  45              54
   NB Capital Trust IV
        8.250%, 04/15/27                 125             135
   National Rural Utilities
     Cooperative Finance MTN, Ser C
        7.250%, 03/01/12                 130             147
   Pemex Project Funding
     Master Trust
        7.875%, 02/01/09                 145             157
   Royal Bank of Scotland
     Group PLC
        4.700%, 07/03/18                 100              96
   SLM MTN, Ser A
        5.000%, 10/01/13                 100             100
   SMBC International Finance
        8.500%, 06/15/09                 100             112
   Sanwa Finance Aruba
        8.350%, 07/15/09                 100             111
   Simon Property Group LP+
        3.750%, 01/30/09                 100              96
   SunTrust Bank
        6.375%, 04/01/11                  50              54
   Swiss Bank - New York
        7.000%, 10/15/15                 100             116


--------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------
   Wachovia Bank
        7.800%, 08/18/10              $  130         $   147
        4.850%, 07/30/07                 125             126
   Washington Mutual Bank
        5.500%, 01/15/13                  75              77
   Wells Fargo
        5.125%, 02/15/07                 300             302
                                                     --------
                                                       5,160
                                                     --------

HEALTH CARE -- 0.7%
   Boston Scientific
        5.450%, 06/15/14                  40              41
   Bristol-Myers Squibb
        5.750%, 10/01/11                 100             105
   Eli Lilly
        7.125%, 06/01/25                  30              36
   Pharmacia
        6.500%, 12/01/18                  20              23
   WellPoint
        5.000%, 12/15/14                  70              69
   Wyeth
        5.500%, 03/15/13                  75              77
                                                     --------
                                                         351
                                                     --------
INDUSTRIALS -- 1.8%
   Cendant
        6.250%, 01/15/08                 135             138
   Honeywell International
        6.125%, 11/01/11                 100             107
   Illinois Tool Works
        5.750%, 03/01/09                  50              52
   Norfolk Southern
        5.590%, 05/17/25                  50              50
   Northrop Grumman
        7.125%, 02/15/11                 115             127
   PHH
        7.125%, 03/01/13                  50              54
   Pulte Homes
        5.250%, 01/15/14                 105             101
   Raytheon
        7.200%, 08/15/27                  50              60
   Tyco International Group
        6.875%, 01/15/29                  30              34
   Union Pacific
        6.625%, 02/01/29                  25              28
   United Technologies
        7.125%, 11/15/10                  50              56
   Viacom
        6.625%, 05/15/11                  80              85
                                                     --------
                                                         892
                                                     --------



--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2005                     11

STATEMENT OF NET ASSETS (Unaudited)

September 30, 2005
--------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.2%
   International Business Machines
        4.750%, 11/29/12              $  125         $   125
                                                     --------

MATERIALS -- 0.8%
   Alcan
        6.125%, 12/15/33                  35              36
   Dow Chemical
        6.125%, 02/01/11                 100             107
   E.I. Du Pont de Nemours
        8.250%, 09/15/06                 100             103
   International Paper
        5.500%, 01/15/14                  80              80
   Weyerhaeuser
        7.125%, 07/15/23                  50              55
                                                     --------
                                                         381
                                                     --------
TELECOMMUNICATION SERVICES -- 2.0%
   BellSouth
        6.000%, 10/15/11                  90              95
   British Telecommunications PLC
        8.875%, 12/15/30                  30              41
   Deutsche Telekom International
     Finance
        8.750%, 06/15/30                  20              26
   France Telecom
        8.500%, 03/01/31                  25              33
   Koninklijke
        8.375%, 10/01/30                  35              45
   Motorola
        8.000%, 11/01/11                  75              88
   New Cingular Wireless Services
        8.750%, 03/01/31                  35              47
   SBC Communications
        6.250%, 03/15/11                 170             181
   Sprint Capital
        7.625%, 01/30/11                 115             129
   TCI Communications
        8.750%, 08/01/15                 100             124
   Verizon Global Funding
        7.750%, 12/01/30                  65              79
        7.250%, 12/01/10                  65              72
   Vodafone Group PLC
        7.875%, 02/15/30                  20              25
                                                     --------
                                                         985
                                                     --------
UTILITIES -- 1.1%
   Alabama Power, Ser Q
        5.500%, 10/15/17                  35              36
   Cincinnati Gas & Electric
        5.700%, 09/15/12                 100             104
   Dominion Resources
        6.300%, 03/15/33                  35              36
   Duke Energy Field Services LLC
        7.875%, 08/16/10                  50              56


--------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------
   FPL Group Capital
        7.375%, 06/01/09              $  100         $   109
   Midamerican Energy Holdings
        8.480%, 09/15/28                  70              90
   Oncor Electric Delivery
        7.000%, 05/01/32                  50              58
   Pacific Gas & Electric
        4.800%, 03/01/14                  50              49
                                                     --------
                                                         538
                                                     --------
Total Corporate Obligations
   (Cost $10,484) ($ Thousands)                       10,763
                                                     --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.5%
   FFCB
        3.375%, 07/15/08                 170             165
   FHLB
        5.750%, 05/15/12                  65              69
        4.500%, 09/16/13                 100              99
        4.375%, 09/17/10                 145             144
        3.875%, 08/22/08                 205             202
        3.625%, 11/14/08                 100              98
        3.500%, 05/15/07                 265             261
        3.375%, 02/23/07 to 09/14/07     465             458
        3.000%, 04/15/09                 160             152
   FHLMC
        6.875%, 09/15/10                 125             138
        6.625%, 09/15/09                  60              65
        6.375%, 08/01/11                  85              86
        6.250%, 07/15/32                 115             137
        5.750%, 04/15/08 to 01/15/12     550             574
        5.625%, 03/15/11                 100             105
        4.875%, 03/15/07                 150             151
        3.500%, 09/15/07                 215             212
        2.875%, 05/15/07                 200             195
   FNMA
        7.125%, 06/15/10 to 01/15/30     200             241
        6.625%, 11/15/10                  50              55
        6.125%, 03/15/12                  65              71
        6.000%, 05/15/08                 230             239
        5.250%, 04/15/07 to 01/15/09     530             540
        5.125%, 01/02/14                  45              46
        4.625%, 10/15/13                  55              55
        4.250%, 07/15/07                 150             150
        3.875%, 02/15/10                  65              63
   FNMA (A)
        5.110%, 07/05/14                 415             275
   TVA, Ser B
        6.000%, 03/15/13                 100             109
                                                     --------
Total U.S. Government Agency Obligations
   (Cost $5,071) ($ Thousands)                         5,155
                                                     --------


--------------------------------------------------------------------------------
12                     SEI Index Funds / Semi-Annual Report / September 30, 2005

--------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------
ASSET-BACKED SECURITIES -- 4.9%
CREDIT CARDS  -- 0.4%
   Citibank Credit Card Issuance Trust,
     Ser 2003-A7, Cl A7
        4.150%, 07/07/17              $  100         $    95
   Citibank Credit Card Master Trust,
     Ser 1998-2, Cl A
        6.050%, 01/15/10                 100             104
                                                     --------
                                                         199
                                                     --------
FINANCIAL -- 0.8%
   Morgan Stanley Dean Witter Capital,
     Ser 2002-TOP7, Cl A2
        5.980%, 01/15/39                 175             185
   Morgan Stanley Dean Witter Capital,
     Ser 2003-HQ2,  Cl A2
        4.920%, 03/12/35                 200             199
                                                     --------
                                                         384
                                                     --------
MORTGAGE RELATED SECURITIES -- 3.7%
   Ameriquest Mortgage Securities,
     Ser 2003-6, Cl AF4
        4.329%, 08/25/33                 150             147
   Banc of America Commercial Mortgage
     Securities, Ser 2005-3, Cl A4
        4.668%, 07/10/43                  75              73
   Bear Stearns Commercial Mortgage
     Securities, Ser 1999-WF2, Cl A2
        7.080%, 07/15/31                 200             214
   Bear Stearns Commercial Mortgage
     Securities, Ser PWR4, Cl A3
        5.468%, 06/11/41                 100             103
   CSFB Mortgage Securities, Ser
     1999-C1, Cl A2
        7.290%, 09/15/41                 250             269
   DLJ Commercial Mortgage, Ser
     1998-CF2, Cl A1B
        6.240%, 11/12/31                 200             208
   GE Capital Commercial Mortgage,
     Ser 2000-1, Cl A2
        6.496%, 01/15/33                 175             187
   GMAC Commercial Mortgage
     Securities, Ser 1998-C1, Cl A2
        6.700%, 05/15/30                 109             114
   JPMorgan Chase Commercial
     Mortgage, Ser 2000-C10, Cl A2
        7.371%, 08/15/32                 200             218
   PECO Energy Transition Trust,
     Ser 1999-A, Cl A7
        6.130%, 03/01/09                 150             155


--------------------------------------------------------------
                                 Face Amount    Market Value
Description             ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------
   UBS Commercial Mortage Trust,
     Ser 2002-C1, Cl A3
        6.226%, 03/15/26              $  150         $   157
                                                     --------
                                                       1,845
                                                     --------
Total Asset-Backed Securities
   (Cost $2,412) ($ Thousands)                         2,428
                                                     --------

YANKEE BONDS -- 2.8%
   AXA
        8.600%, 12/15/30                  25              33
   Government of Canada
        5.250%, 11/05/08                 135             139
   Hellenic Republic of Greece
        6.950%, 03/04/08                 165             174
   International Bank for
     Reconstruction & Development
        8.250%, 09/01/16                 125             160
   Province of Nova Scotia
        5.750%, 02/27/12                 100             105
   Province of Ontario
        3.375%, 01/15/08                 215             210
   Province of Quebec
        7.500%, 09/15/29                  30              40
   Republic of Italy
        4.375%, 06/15/13                 150             149
   Telecom Italia Capital
        6.375%, 11/15/33                  45              46
   United Mexican States
        8.375%, 01/14/11                 100             115
        8.125%, 12/30/19                  75              91
        7.500%, 01/14/12                  95             107
                                                     --------
Total Yankee Bonds
   (Cost $1,345) ($ Thousands)                         1,369
                                                     --------

CASH EQUIVALENT -- 1.5%
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A (B)       731,492             731
                                                     --------
Total Cash Equivalent
   (Cost $731) ($ Thousands)                             731
                                                     --------

MUNICIPAL BOND -- 0.2%
   Illinois State, GO
        5.100%, 06/01/33                 120             119
                                                     --------
Total Municipal Bond
   (Cost $110) ($ Thousands)                             119
                                                     --------
Total Investments -- 99.7%
   (Cost $48,680) ($ Thousands)                       49,162
                                                     --------




--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2005                     13

STATEMENT OF NET ASSETS (UNAUDITED)


Bond Index Fund (Concluded)

September 30, 2005
--------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
--------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.3%
Income Distribution Payable                          $   (97)
Administration Fees Payable                              (12)
Payable for Fund Shares Redeemed                          (4)
Investment Advisory Fees Payable                          (3)
Other Assets and Liabilities, Net                        252
                                                     --------
Total Other Assets & Liabilities, Net                    136
                                                     --------
Net Assets-- 100.0%                                  $49,298
                                                     ========


NET ASSETS:
Paid-in-Capital (unlimited authorization --
  no par value)                                      $48,583
Distributions in excess of net investment income         (19)
Accumulated net realized gain on investments             252
Net unrealized appreciation on investments               482
                                                     --------
Total Net Assets                                     $49,298
                                                     ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($49,298,112 / 4,662,383 shares)                   $10.57
                                                     ========


+ Real Estate Investment Trust
(A) Zero coupon security. The rate reported on the Statement of Net Assets is the effective yield at time of purchase.
(B) Investment in Affiliated Registered Investment Company (see Note 3).
Cl -- Class
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
GO -- General Obligation
LLC -- Limited Liability Company
LP -- Limited Partnership
MTN -- Medium Term Note
PLC -- Public Limited Company
Ser -- Series
TBA -- To Be Announced
TVA -- Tennessee Valley Authority



The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
14                     SEI Index Funds / Semi-Annual Report / September 30, 2005

Statement of Assets and Liabilities ($ Thousands)


September 30, 2005 (Unaudited)

---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 S&P 500
                                                                                                                   INDEX
                                                                                                                    FUND
---------------------------------------------------------------------------------------------------------------------------

ASSETS:
   Investments at value (Cost $1,700,280)                                                                     $2,384,075
   Affiliated investments at value (Cost $1,943)                                                                   1,943
   Receivable for investment securities sold                                                                      15,573
   Receivable for fund shares sold                                                                               192,064
   Interest receivable                                                                                             2,087
   Receivable for margin variation                                                                                     4
---------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                                                                2,595,746
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable upon return on securities loaned                                                                      368,261
   Payable for investment securities purchased                                                                   191,809
   Payable for fund shares redeemed                                                                                7,894
   Administration fees payable                                                                                       289
   Investment advisory fees payable                                                                                   46
   Shareholder servicing fees payable                                                                                 90
   Trustees' Fees Payable                                                                                              5
   Accrued expenses payable                                                                                          110
---------------------------------------------------------------------------------------------------------------------------
   Total Liabilites                                                                                              568,504
---------------------------------------------------------------------------------------------------------------------------
   Total Net Assets                                                                                           $2,027,242
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Paid-in-Capital (unlimited authorization-- no par value)                                                   $1,294,463
   Undistributed net investment income                                                                             6,971
   Accumulated net realized gain on investments and futures contracts                                             42,050
   Net unrealized appreciation on investments                                                                    683,795
   Net unrealized depreciation on futures contracts                                                                  (37)
---------------------------------------------------------------------------------------------------------------------------
   Total Net Assets -- 100.0%                                                                                 $2,027,242
---------------------------------------------------------------------------------------------------------------------------
   Net Asset Value, Offering and Redemption Price Per Share --
     Class A ($629,455,134 / 16,650,194 shares)                                                                   $37.80
---------------------------------------------------------------------------------------------------------------------------
   Net Asset Value, Offering and Redemption Price Per Share --
     Class E ($1,384,672,621 / 36,508,497 shares)                                                                 $37.93
---------------------------------------------------------------------------------------------------------------------------
   Net Asset Value, Offering and Redemption Price Per Share --
     Class I ($13,113,922 / 346,626 shares)                                                                       $37.83
---------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.







--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2005                     15

Statements of Operations ($ Thousands)


For the six month period ended September 30, 2005 (Unaudited)

------------------------------------------------------------------------------------------------------------------------
                                                                                  S&P 500                      BOND
                                                                                    INDEX                     INDEX
                                                                                     FUND                      FUND
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                                      $16,837                     $  --
   Interest from Affiliated Investment Companies(1)                                   226                        14
   Interest                                                                            22                     1,203
   Income from Securities Lending                                                     167                        --
------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                                         17,252                     1,217
------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                              2,093                        90
   Investment Advisory Fees                                                           286                        18
   Shareholder Servicing Fees -- Class A Shares                                       490                        64
   Shareholder Servicing Fees -- Class E Shares                                     1,547                        --
   Shareholder Servicing Fees -- Class I Shares                                        15                        --
   Administrative Servicing Fees -- Class I Shares                                     15                        --
   Trustee Fees                                                                        13                        --
   Custodian/Wire Agent Fees                                                           70                         1
   Professional Fees                                                                   43                         1
   Printing Fees                                                                       35                         1
   Licensing Fees                                                                      34                        --
   Registration Fees                                                                   24                         1
   Proxy Expenses                                                                      20                         1
   Other Expenses                                                                      55                         2
------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                   4,740                       179
------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Administration Fees                                                             (274)                      (17)
     Shareholder Servicing Fees -- Class A Shares                                      --                       (64)
     Shareholder Servicing Fees -- Class E Shares                                  (1,547)                       --
     Shareholder Servicing Fees -- Class I Shares                                      (6)                       --
------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                                     2,913                        98
------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                              14,339                     1,119
------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on Investments                                         16,041                       (32)
   Net Realized Gain on Futures Contracts                                             389                        --
   Net Change in Unrealized Appreciation on Investments                            59,335                        24
   Net Change in Unrealized Appreciation on Futures Contracts                          58                        --
------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $90,162                    $1,111
------------------------------------------------------------------------------------------------------------------------

(1) See Note 3 in the Notes to Financial Statements.
Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
16                     SEI Index Funds / Semi-Annual Report / September 30, 2005

Statements of Changes in Net Assets ($ Thousands)


For the six-month period ended September 30, 2005 (Unaudited) and the year ended March 31, 2005

---------------------------------------------------------------------------------------------------------------------------


                                                             S&P 500 INDEX FUND                       BOND INDEX FUND
---------------------------------------------------------------------------------------------------------------------------
                                                         4/1/05 to         4/1/04 to          4/1/05 to          4/1/04 to
                                                           9/30/05           3/31/05            9/30/05            3/31/05
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                $   14,339        $   30,679           $  1,119           $  2,690
   Net Realized Gain (Loss) from Investment Transactions
     and Futures Contracts                                  16,430            50,061                (32)               840
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments and Futures Contracts                   59,393            34,524                 24             (3,296)
---------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting
     from Operations                                        90,162           115,264              1,111                234
---------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     CLASS A:                                               (2,576)          (10,876)            (1,138)            (2,782)
     CLASS E:                                               (5,330)          (19,191)                --                 --
     CLASS I:                                                  (40)             (131)                --                 --
   Net Realized Gains:
     CLASS A:                                                   --              (582)                --               (692)
     CLASS E:                                                   --              (983)                --                 --
     CLASS I:                                                   --                (8)                --                 --
---------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                        (7,946)          (31,771)            (1,138)            (3,474)
---------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
   Proceeds from Shares Issued                              48,390           144,323              8,582             33,693
   Reinvestment of Dividends & Distributions                 2,451            10,798                537              1,904
   Cost of Shares Redeemed                                (104,745)         (215,278)           (13,400)           (54,279)
---------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived
     from Class A Transactions                             (53,904)          (60,157)            (4,281)           (18,682)
---------------------------------------------------------------------------------------------------------------------------
   CLASS E:
   Proceeds from Shares Issued                             251,772(2)        569,754                 --                 --
   Reinvestment of Dividends & Distributions                 4,517            16,617                 --                 --
   Cost of Shares Redeemed                                (232,963)         (237,002)                --                 --
---------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class E Transactions                              23,326           349,369                 --                 --
---------------------------------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                               2,253             7,237                 --                 --
   Reinvestment of Dividends & Distributions                    40               139                 --                 --
   Cost of Shares Redeemed                                  (1,150)           (2,653)                --                 --
---------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class I Transactions                               1,143             4,723                 --                 --
---------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                       (29,435)          293,935             (4,281)           (18,682)
---------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                    52,781           377,428             (4,308)           (21,922)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                   1,974,461         1,597,033             53,606             75,528
---------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                        $2,027,242        $1,974,461           $ 49,298           $ 53,606
---------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment Income) $    6,971        $      578           $    (19)          $     --
---------------------------------------------------------------------------------------------------------------------------

(1) For Capital Share Transactions see Note 4 in the Notes to Financial Statements.
(2) Includes subscriptions as a result of an in-kind transfer of securities (see Note 9).
Amounts designated as "--" are either $0 or have been rounded to $0.



The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2005                     17

Financial Highlights


For the six-month period ended September 30, 2005 (Unaudited) and the years ended March 31, (unless otherwise indicated)
For a Share Outstanding Throughout Each Period

---------------------------------------------------------------------------------------------------------------------------------
                                Net Realized
                                         and                       Distributions
          Net Asset               Unrealized             Dividends          from         Total
             Value,        Net         Gains      Total   from Net      Realized     Dividends  Net Asset             Net Assets
          Beginning Investment      (Losses)       from Investment       Capital           and Value, End    Total End of Period
          of Period     Income on Securities Operations     Income         Gains Distributions  of Period Return(1) ($Thousands)
---------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX FUND
   CLASS A
   2005**    $36.21      $0.26*      $ 1.48*    $  1.74    $(0.15)        $   --        $(0.15)    $37.80    4.81%   $  629,455
   2005       34.66       0.59*        1.57*       2.16     (0.58)         (0.03)        (0.61)     36.21    6.25       655,378
   2004       26.18       0.42*        8.58*       9.00     (0.52)            --         (0.52)     34.66   34.62       686,129
   2003       35.39       0.38        (9.21)      (8.83)    (0.38)            --         (0.38)     26.18  (25.06)      524,554
   2002       35.88       0.36        (0.46)      (0.10)    (0.39)            --         (0.39)     35.39   (0.26)      815,354
   2001       46.42       0.37       (10.55)     (10.18)    (0.36)            --         (0.36)     35.88  (22.07)      962,678

   CLASS E
   2005**    $36.31      $0.29*      $ 1.49*    $  1.78    $(0.16)        $   --        $(0.16)    $37.93    4.92%   $1,384,673
   2005       34.76       0.66*        1.55*       2.21     (0.63)         (0.03)        (0.66)     36.31    6.39     1,307,631
   2004       26.26       0.47*        8.61*       9.08     (0.58)            --         (0.58)     34.76   34.83       904,534
   2003       35.49       0.44        (9.25)      (8.81)    (0.42)            --         (0.42)     26.26  (24.92)      790,231
   2002       35.97       0.43        (0.46)      (0.03)    (0.45)            --         (0.45)     35.49   (0.07)    1,194,588
   2001       46.54       0.44       (10.59)     (10.15)    (0.42)            --         (0.42)     35.97  (21.97)    1,593,253

   CLASS I
   2005**    $36.26      $0.22*      $ 1.47*    $  1.69    $(0.12)        $   --        $(0.12)    $37.83    4.68%   $   13,114
   2005       34.72       0.51*        1.56*       2.07     (0.50)         (0.03)        (0.53)     36.26    5.97        11,452
   2004       26.22       0.34*        8.60*       8.94     (0.44)            --         (0.44)     34.72   34.28         6,370
   2003 (2)   30.63       0.33        (4.46)      (4.13)    (0.28)            --         (0.28)     26.22  (13.53)        1,707

BOND INDEX FUND
   CLASS A
   2005**    $10.59      $0.23*      $(0.01)*   $  0.22    $(0.24)        $   --        $(0.24)    $10.57    2.05%   $   49,298
   2005       11.12       0.46*       (0.39)*      0.07     (0.47)         (0.13)        (0.60)     10.59    0.72        53,606
   2004       11.11       0.46*        0.07*       0.53     (0.49)         (0.03)        (0.52)     11.12    4.88        75,528
   2003       10.51       0.55         0.60        1.15     (0.55)            --         (0.55)     11.11   11.17        82,304
   2002       10.63       0.62        (0.12)       0.50     (0.62)            --         (0.62)     10.51    4.77        55,345
   2001       10.10       0.64         0.53        1.17     (0.64)            --         (0.64)     10.63   12.03        59,855


----------------------------------------------------------
                                      Ratio of
                       Ratio of Net   Expenses
          Ratio of Net   Investment to Average
              Expenses       Income Net Assets  Portfolio
            to Average   to Average (Excluding   Turnover
            Net Assets   Net Assets   Waivers)    Rate(1)
----------------------------------------------------------
S&P 500 INDEX FUND
   CLASS A
   2005**         0.40%        1.41%      0.43%      12%
   2005           0.40         1.67       0.43       11
   2004           0.40         1.33       0.43        7
   2003           0.40         1.33       0.43        7
   2002           0.40         0.99       0.43        9
   2001           0.40         0.88       0.43       12

   CLASS E
   2005**         0.25%        1.56%      0.53%      12%
   2005           0.25         1.86       0.53       11
   2004           0.25         1.47       0.53        7
   2003           0.25         1.48       0.53        7
   2002           0.25         1.14       0.53        9
   2001           0.25         1.03       0.53       12

   CLASS I
   2005**         0.65%        1.16%      0.78%      12%
   2005           0.65         1.44       0.78       11
   2004           0.65         1.06       0.78        7
   2003 (2)       0.65         1.17       0.78        7

BOND INDEX FUND
   CLASS A
   2005**         0.38%        4.36%      0.70%      18%
   2005           0.38         4.24       0.69       55
   2004           0.38         4.15       0.70       54
   2003           0.38         4.92       0.70       54
   2002           0.38         5.81       0.70       77
   2001           0.38         6.24       0.70       29

 *  Per share amounts calculated using average shares method.
** For the six-month period ended September 30, 2005. All ratios for the period have been annualized.
(1) Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(2) Commenced operations June 28, 2002. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
18                     SEI Index Funds / Semi-Annual Report / September 30, 2005

Notes to Financial Statements (Unaudited)

September 30, 2005


1. ORGANIZATION

SEI Index Funds (the "Trust") was organized as a Massachusetts Business Trust under a Declaration of Trust dated March 6, 1985. The Trust is registered under the Investment Company Act of 1940, as amended ("the 1940 Act"), as a diversified, open-end management investment company with two funds: the S&P 500 Index Fund and the Bond Index Fund (each a "Fund" and together the "Funds"). The Trust's prospectus provides a description of each Fund's investment objectives, policies and strategies. The Trust is registered to offer Class A, Class E and Class I shares of the S&P 500 Index Fund and Class A shares of the Bond Index Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.


2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using a method which approximates the effective interest method. Paydown gains and losses are classified as interest income.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and the Trust's policies ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.





--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2005                     19

September 30, 2005


TBA AND OTHER PURCHASE COMMITMENTS -- The Funds may engage in TBA ("to be announced") security transactions. Such transactions involve commitments to purchase securities for a fixed price at a future date. Purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund's other assets. Unsettled purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.

FUTURES CONTRACTS -- The S&P 500 Index Fund invests in S&P 500 Index futures contracts. The Fund's investment in S&P 500 Index futures contracts is intended to assist the Fund in more closely approximating the performance of the S&P 500 Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. The variation margin requirements are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that the changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the schedule of investments to the extent of the total notional value.

In addition, the Fund pledged securities as collateral for the open futures contracts and such securities have been segregated on the Fund's books.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders which are determined in accordance with Federal tax regulations are recorded on the ex-dividend date. Dividends from net investment income for the Funds are paid to shareholders in the form of monthly dividends for the Bond Index Fund and quarterly dividends for the S&P 500 Index Fund. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.


3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENCY AGREEMENT -- The Trust and SEI Investments Fund Management (the "Administrator") are parties to an amended and restated Administration and Transfer Agency Agreement under which the Administrator provides administrative services to the Funds for annual fees, based on the average daily net assets of the respective funds, as presented below:

      S&P 500 Index Fund                           .22%
      Bond Index Fund                              .35%

However, the Administrator has also voluntarily agreed to waive its fee so that the total annual expenses of each Fund will not exceed certain expense limitations adopted by the Administrator as presented below. In the event that the total annual expenses of a Fund, after reflecting a waiver of all fees by the Administrator, exceed the specific limitation, the Administrator has agreed to bear such excess. Any such waiver is voluntary and may be terminated at any time at the Administrator's sole discretion.


---------------------------------------------------------------
                    S&P 500 Index Fund     Bond Index Fund
---------------------------------------------------------------
      Class A                 .40%             .38%
      Class E                 .25%              --
      Class I                 .65%              --

During the year, expenses related to a proxy conducted by the Trust were charged to the Funds above the cap.

Certain officers and Trustees of the Trust are also officers of the Administrator or the adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the adviser pays compensation of officers.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI Investments") and a registered broker-dealer, acts as the Distributor of the shares of the Trust under an amended and restated distribution agreement dated September 16, 2002. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive




--------------------------------------------------------------------------------
20                     SEI Index Funds / Semi-Annual Report / September 30, 2005
compensation therefrom. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.
---------------------------------------------------------------
                        Shareholder        Administrative
                      servicing fees        service fees
---------------------------------------------------------------
S&P 500 Index Fund
      Class A                 .15%              --
      Class E                 .25%              --
      Class I                 .25%             .25%
Bond Index Fund
      Class A                 .25%              --

The Distributor may voluntarily waive all or any portion of its fees from time to time.

For the six month period ended September 30, 2005, the Distributor retained 100% of both shareholder servicing fees less the waiver and Administrative servicing fees.


INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS -- Under an Investment Advisory Agreement dated November 18, 1998 and amended November 1, 2004, SEI Investments Management Corporation ("SIMC") serves as the Investment Adviser of the Funds. For its services as Investment Adviser, SIMC receives a monthly fee at an annual rate of 0.03% and 0.07% of the average daily net assets of the S&P 500 Index and Bond Index Funds, respectively. As of September 30, 2005, Barclays Global Fund Advisors (BGI) serves as the sub-adviser for the S&P 500 Index Fund under an amended and restated sub-advisory agreement with the Trust and SIMC dated January 10, 2002. Standish Mellon Asset Management LLC serves as the sub-adviser of the Bond Index Fund under a sub-advisory agreement dated November 1, 2004.

OTHER -- Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI moneymarket funds, provided that investments in the SEI money market funds do not exceed 25% of the investing Fund's total assets.



4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

For the six-month period ended September 30, 2005 (Unaudited) and the year ended March 31, 2005

---------------------------------------------------------------------------------------------------------------------------

                                                               S&P 500 INDEX FUND                    BOND INDEX FUND
---------------------------------------------------------------------------------------------------------------------------
                                                         4/1/05 to         4/1/04 to          4/1/05 to          4/1/04 to
                                                           9/30/05           3/31/05            9/30/05            3/31/05
---------------------------------------------------------------------------------------------------------------------------
CLASS A:
     Shares Issued                                           1,317             4,111                803              3,126
     Shares Issued in Lieu of Cash Distributions                67               300                 50                176
     Shares Redeemed                                        (2,834)           (6,105)            (1,254)            (5,032)
---------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                               (1,450)           (1,694)              (401)            (1,730)
---------------------------------------------------------------------------------------------------------------------------
CLASS E:
     Shares Issued                                           6,670(1)         16,195                 --                 --
     Shares Issued in Lieu of Cash Distributions               123               459                 --                 --
     Shares Redeemed                                        (6,295)           (6,666)                --                 --
---------------------------------------------------------------------------------------------------------------------------
   Total Class E Transactions                                  498             9,988                 --                 --
---------------------------------------------------------------------------------------------------------------------------
CLASS I:
     Shares Issued                                              61               204                 --                 --
     Shares Issued in Lieu of Cash Distributions                 1                 4                 --                 --
     Shares Redeemed                                           (31)              (76)                --                 --
---------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                                   31               132                 --                 --
---------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Capital Shares                  (921)            8,426               (401)            (1,730)
---------------------------------------------------------------------------------------------------------------------------

(1) Includes subscriptions as a result of in-kind transfers of securities (see Note 9).
Amounts designated as "--" are either $0 or have been rounded to $0.



--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2005                     21

Notes to Financial Statements (Unaudited) (Concluded)

September 30, 2005


5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary investments and short-term securities, during the period ended September 30, 2005, were as follows:


--------------------------------------------------------------
                          U.S.
                    Government
                    Securities         Other           Total
                 ($ Thousands) ($ Thousands)   ($ Thousands)
--------------------------------------------------------------
S&P 500 INDEX FUND
Purchases              $    --      $227,569        $227,569
Sales                       --       244,766         244,766

BOND INDEX FUND
Purchases                6,591         2,211           8,802
Sales                   10,230         2,720          12,950

The Bond Index Fund invests primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities. The ability of the issuers of repurchase agreements and other bonds held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region. The market value of the Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes recognized by rating agencies in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. A summary of credit quality ratings for securities held by the Fund at September 30, 2005 is as follows:


------------------------------------------------------------
                                                      % of
                                                      Fund
Moody's                                              Value
------------------------------------------------------------
   U.S. Government Securities                        67.23%
   Cash Equivalents                                   1.49
   Other Bonds
     Aaa                                              7.99
     Aa                                               5.10
     A                                                9.50
     Baa                                              8.69
                                                   -------
   Total                                            100.00%
                                                   =======


6. FEDERAL TAX INFORMATION:

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income tax is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended March 31, 2005 and March 31, 2004 were as follows ($ Thousands):


----------------------------------------------------------------
                         S&P 500 Index Fund     Bond Index Fund
                            2005       2004      2005      2004
----------------------------------------------------------------
Ordinary Income          $30,198    $25,787    $2,807    $3,625
Long-term capital gain     1,573         --       667       198
                         -------    -------    ------    ------
Totals                   $31,771    $25,787    $3,474    $3,823
                         =======    =======    ======    ======

As of March 31, 2005, the components of Distributable Earnings/ (Accumulated Losses) on a tax basis were as follows ($ Thousands):
---------------------------------------------------------------
                                           S&P 500        Bond
                                        Index Fund  Index Fund
---------------------------------------------------------------
Undistributed ordinary income             $  2,026     $   205
Undistributed long-term capital gain        43,058         289
Unrealized appreciation                    605,479         453
Other temporary differences                     --        (205)
                                          --------     -------
Total Distributable Earnings              $650,563     $   742
                                          ========     =======

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains. During the year ended March 31, 2005, the S&P 500 Index Fund utilized capital loss carryforwards of $8,211,192.

At September 30, 2005, the total cost of securities and the net realized gains and losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2005 were as follows:
---------------------------------------------------------------------------
                                 Aggregate       Aggregate
                                     Gross           Gross             Net
                     Federal    Unrealized      Unrealized      Unrealized
                    Tax Cost  Appreciation    Depreciation    Appreciation
               ($ Thousands) ($ Thousands)   ($ Thousands)   ($ Thousands)
---------------------------------------------------------------------------
S&P 500 Index
   Fund           $1,709,162      $795,860      $(119,004)        $676,856
Bond Index Fund       48,680           964           (482)             482



--------------------------------------------------------------------------------
22                     SEI Index Funds / Semi-Annual Report / September 30, 2005

7. INVESTMENT RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.


8. SECURITIES LENDING

Each Fund, along with other funds in the SEIfamily of funds, may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Investment Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. Although the risk of lending is mitigated by the collateral, a Fund could experience delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

The S&P 500 Index Fund received cash as collateral for securities on loan and made investments. Investments purchased with cash collateral are presented on the schedule of investments.

9. IN-KIND TRANSFER OF SECURITIES

During the six month period ended September 30, 2005, the S&P 500 Index Fund issued shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of transaction.
------------------------------------------------------------
                   Transaction        Shares
                          Date        Issued          Value
------------------------------------------------------------
S&P 500 Index Fund    09/30/05     5,009,224   $189,999,877


10. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (UNAUDITED)

The Board of Trustees (the "Board") has selected KPMG LLP ("KPMG") to serve as the Trust's independent registered public accounting firm for the Trust's fiscal year ended March 31, 2006. The decision to select KPMG was recommended by the Audit Committee and was approved by the Board on September 21, 2005. During the Trust's fiscal years ended March 31, 2005 and March 31, 2004 and through September 21, 2005, neither the Trust, its portfolios nor anyone on their behalf has consulted with KPMG on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Trust's prior auditor. The decision to dismiss Ernst & Young LLP ("E&Y"), the Trust's previous independent registered public accounting firm, and to select KPMG was recommended by the Trust's Audit Committee and approved by the Fund's Board of Trustees. E&Y's report on the Trust's financial statements for the fiscal years ended March 31, 2005 and March 31, 2004 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Trust's fiscal years ended March 31, 2005 and March 31, 2004 and through September 21, 2005, (i) there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Trust's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 302(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.





--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2005                     23

Disclosure of Fund Expenses (Unaudited)


All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                  BEGINNING     ENDING              EXPENSES
                    ACCOUNT     ACCOUNT  ANNUALIZED   PAID
                     VALUE       VALUE     EXPENSE   DURING
                    4/1/05      9/30/05    RATIOS    PERIOD*
---------------------------------------------------------------
S&P 500 INDEX FUND
---------------------------------------------------------------
ACTUAL FUND RETURN
  Class A         $1,000.00   $1,048.10       0.40%     $2.05
  Class E          1,000.00    1,049.20       0.25%      1.28
  Class I          1,000.00    1,046.80       0.65%      3.34

HYPOTHETICAL 5% RETURN
  Class A         $1,000.00   $1,023.06       0.40%     $2.03
  Class E          1,000.00    1,023.82       0.25%      1.27
  Class I          1,000.00    1,021.81       0.65%      3.29

                  BEGINNING     ENDING              EXPENSES
                    ACCOUNT     ACCOUNT  ANNUALIZED   PAID
                     VALUE       VALUE     EXPENSE   DURING
                    4/1/05      9/30/05    RATIOS    PERIOD*
---------------------------------------------------------------
BOND INDEX FUND
---------------------------------------------------------------
ACTUAL FUND RETURN
  Class A         $1,000.00   $1,020.50       0.38%     $1.92

HYPOTHETICAL 5% RETURN
  Class A         $1,000.00   $1,023.16       0.38%     $1.93

*EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD SHOWN).



--------------------------------------------------------------------------------
24                     SEI Index Funds / Semi-Annual Report / September 30, 2005

Board of Trustees Considerations in Approving the
Advisory and Sub-Advisory Agreements (Unaudited)


The SEI Index Funds (the "Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to each series of the Trust (each, a "Fund" and, collectively, the "Funds") and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Trust's Board of Trustees (the "Board"), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively each Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, each Fund's Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Fund's Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust's Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and each of the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC's and the Sub-Advisers' affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust's Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and each Sub-Adviser regarding: (a) the quality of SIMC's and the Sub-Advisers' investment management and other services; (b) SIMC's and the Sub-Advisers' investment management personnel; (c) SIMC's and the Sub-Advisers' operations and financial condition; (d) SIMC's and the Sub-Advisers' brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and each Sub-Adviser charges a Fund compared with the fees each charges to comparable mutual funds; (f) a Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's and each Sub-Adviser's profitability from its Fund-related operations; (h) SIMC's and the Sub-Advisers' compliance systems; (i) SIMC's and the Sub-Advisers' policies on and compliance procedures for personal securities transactions; (j) SIMC's and the Sub-Advisers' reputation, expertise and resources in domestic and/or international financial markets; and (k) each Fund's performance compared with similar mutual funds.

At the March 9 and September 21, 2005 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

o the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

o each Fund's investment performance and how it compared to that of other comparable mutual funds;



--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2005                     25

Board of Trustees Considerations in Approving the
Advisory and Sub-Advisory Agreements (Unaudited) (Concluded)


o each Fund's expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

o the profitability of SIMC and the Sub-Advisers and their affiliates with respect to each Fund, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

o the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC's and the Sub-Advisers' personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered each Fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of the peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for a given Fund. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

FUND EXPENSES. With respect to the Funds' expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and each Fund's net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in each Fund's respective peer group. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees and the Sub-Advisers' fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Funds' net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to a Fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.



--------------------------------------------------------------------------------
26                     SEI Index Funds / Semi-Annual Report / September 30, 2005

Notes

Notes

SEI INDEX FUNDS SEMI-ANNUAL REPORT SEPTEMBER 30, 2005




Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco
Nina Lesavoy
James M. Williams

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

Philip T. Masterson
VICE PRESIDENT, ASSISTANT SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Thomas D. Jones, III
CHIEF COMPLIANCE OFFICER

Nicole Welch
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER




INVESTMENT ADVISER
SEI Investments Management Corporation

ADMINISTRATOR
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

[Background Graphic Omitted]



SEI INVESTMENTS




SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)




SEI-F-040 (9/05)

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18th 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Index Funds


By (Signature and Title)*                    /s/ Edward D. Loughlin
                                             ----------------------
                                             Edward D. Loughlin
                                             President & CEO

Date: December 6, 2005





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Edward D. Loughlin
                                             ----------------------
                                             Edward D. Loughlin
                                             President & CEO

Date: December 6, 2005


By (Signature and Title)*                    /s/ Stephen F. Panner
                                             ---------------------
                                             Stephen F. Panner
                                             Controller & CFO

Date: December 6, 2005

* Print the name and title of each signing officer under his or her signature.